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1933 Act Rule 497(e)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

June 5, 2015

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nationwide Mutual Funds (the “Registrant”)
File Nos. 333-40455 and 811-08495

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933 as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Supplement dated May 14, 2015 to the Prospectus dated March 1, 2015, relating to the Nationwide International Index Fund and Nationwide Small Cap Index Fund, each a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on May 14, 2015 (Accession Number: 0001582816-15-000152).

If you have questions regarding the forgoing, please contact me at the above-referenced phone number.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire